De-SPAC Merger Transaction - Additional Equity Securities Information (Details) - USD ($) $ in Thousands	Jun. 06, 2023	Nov. 29, 2021
Preferred Series A Subclass 1
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	$ 193,900	$ 319,000
Preferred Series A Subclass 1 | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	191,405
Preferred Series A Subclass 1 | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	2,456
Preferred Series A Subclass 1 | BHI | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	177,195
Preferred Series A Subclass 1 | Hicks Holdings Operating, LLC | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	13,222
Preferred Series A Subclass 1 | Board of Director, Bruce W. Schnitzer | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	988
Preferred Series A Subclass 1 | Board of Director, Bruce W. Schnitzer | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	734
Preferred Series A Subclass 1 | Board of Director, Richard W. Fisher | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Converted Capital Account Balance of BCH Preferred A.1	$ 1,722
Class S Ordinary Units Received | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	15,313,000
Class S Ordinary Units Received | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Units Received	1,397,000
Class S Ordinary Units Received | BHI | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	14,176,000
Class S Ordinary Units Received | Hicks Holdings Operating, LLC | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	1,058,000
Class S Ordinary Units Received | Board of Director, Bruce W. Schnitzer | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	79,000
Class S Ordinary Units Received | Board of Director, Bruce W. Schnitzer | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Units Received	659,000
Class S Ordinary Units Received | Board of Director, Richard W. Fisher | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Units Received	738,000
BCG Class B Units Received | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	15,313
BCG Class B Units Received | BHI | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	14,176
BCG Class B Units Received | Hicks Holdings Operating, LLC | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	1,058
BCG Class B Units Received | Board of Director, Bruce W. Schnitzer | Committed Capital, A.1 Preferred Exchanged for Class S and Class B Transaction
Class of Stock [Line Items]
Units Received	79
BCG Class A Units Received | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Units Received	1,397
BCG Class A Units Received | Board of Director, Bruce W. Schnitzer | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Units Received	659
BCG Class A Units Received | Board of Director, Richard W. Fisher | Committed Capital, A.1 Preferred Exchanged for Class S and Class A Transaction
Class of Stock [Line Items]
Units Received	738